Summary Prospectus August 27, 2021 (As Amended March 1, 2022)

MFS® Limited Maturity Fund

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s reports to shareholders and statement of additional information, online at funds.mfs.com. You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com. The fund’s prospectus and statement of additional information, both dated August 27, 2021, as may be amended or supplemented from time to time, are incorporated by reference into this summary prospectus.

class	ticker symbol
Class A	MQLFX
Class B	MQLBX
Class C	MQLCX
Class I	MQLIX
Class 529A	EALMX
Class 529B	EBLMX
Class 529C	ELDCX
Class R1	MQLGX
Class R2	MLMRX
Class R3	MQLHX
Class R4	MQLJX
Class R6	MQLKX

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A or Class 529A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 11 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):

Share Class	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%		None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00	%#	4.00%	1.00%	None	None	None	None	None	None

Shareholder Fees (fees paid directly from your investment):

Share Class	529A	529B	529C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.08%
Total Annual Fund Operating Expenses	0.77%	1.52%	1.52%	0.52%	1.52%	1.02%	0.77%	0.52%	0.45%
Fee Reductions and/or Expense Reimbursements[1]	(0.19)%	(0.19)%	(0.09)%	(0.09)%	(0.09)%	(0.19)%	(0.09)%	(0.09)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.58%	1.33%	1.43%	0.43%	1.43%	0.83%	0.68%	0.43%	0.36%

MQL-SUM-030122

MFS Limited Maturity Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	529A	529B	529C
Management Fee	0.37%	0.37%	0.37%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	0.82%	1.57%	1.57%
Fee Reductions and/or Expense Reimbursements[1]	(0.19)%	(0.19)%	(0.09)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.63%	1.38%	1.48%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFS Fund Distributors, Inc. (MFD), has agreed in writing to waive the Class A, Class B, Class 529A, and Class 529B service fee to 0.15% of each class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFD has agreed in writing to waive the Class R2 distribution fee to 0.15% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023. MFS has agreed in writing to bear the fund's expenses, excluding program management fees, management fees, distribution and service fees, payments made to service providers (other than MFS Service Center, Inc.) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Other Expenses" do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2023.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$308	$461	$639	$1,153
Class B Shares assuming[1]
redemption at end of period	$535	$751	$1,001	$1,584
no redemption at end of period	$135	$451	$801	$1,584
Class C Shares assuming[1]
redemption at end of period	$246	$466	$815	$1,598
no redemption at end of period	$146	$466	$815	$1,598
Class I Shares	$44	$152	$277	$639
Class 529A Shares	$313	$476	$665	$1,211
Class 529B Shares assuming[1]
redemption at end of period	$541	$767	$1,027	$1,640
no redemption at end of period	$141	$467	$827	$1,640
Class 529C Shares assuming[1]
redemption at end of period	$251	$482	$842	$1,653
no redemption at end of period	$151	$482	$842	$1,653
Class R1 Shares	$146	$466	$815	$1,800
Class R2 Shares	$85	$295	$535	$1,221
Class R3 Shares	$69	$232	$414	$941
Class R4 Shares	$44	$152	$277	$639
Class R6 Shares	$37	$130	$238	$553

1	Shares automatically convert to Class A or Class 529A shares, as applicable, approximately eight years after purchase; therefore, the expense examples reflect Class A share or Class 529A share expenses, as applicable, after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in debt instruments. Debt instruments include U.S. Government securities, corporate bonds, foreign government securities, securitized instruments, and other obligations to repay money borrowed.

The fund’s dollar-weighted average effective maturity will normally not exceed five years.

MFS Limited Maturity Fund

MFS generally invests substantially all of the fund’s assets in investment grade quality debt instruments.

MFS invests the fund’s assets in U.S. securities and U.S. dollar-denominated foreign securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate instruments may also be considered. In structuring the fund, MFS also considers top-down factors.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

Foreign Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging and frontier markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries and regions to which the fund is exposed.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart. The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

MFS Limited Maturity Fund

The total return for the six-month period ended June 30, 2021, was 0.29%. During the period(s) shown in the bar chart, the highest quarterly return was 4.74% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (2.42)% (for the calendar quarter ended March 31, 2020).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2020)

Share Class	1 YEAR	5 YEARS	10 YEARS
Returns Before Taxes
B Shares	(0.63)%	1.43%	1.25%
C Shares	2.27%	1.71%	1.18%
I Shares	4.31%	2.70%	2.00%
529A Shares	1.50%	2.01%	1.56%
529B Shares	(0.50)%	1.41%	1.23%
529C Shares	2.22%	1.66%	1.14%
R1 Shares	3.27%	1.68%	1.00%
R2 Shares	3.89%	2.32%	1.61%
R3 Shares	4.21%	2.47%	1.80%
R4 Shares	4.29%	2.80%	2.05%
R6 Shares	4.37%	2.80%	2.09%
A Shares	1.54%	2.02%	1.61%
Returns After Taxes on Distributions
A Shares	0.61%	1.19%	0.81%
Returns After Taxes on Distributions and Sale of Fund Shares
A Shares	0.90%	1.18%	0.89%
Index Comparison (Reflects no deduction for fees, expenses, or taxes)
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index	3.33%	2.21%	1.60%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Investment Adviser

MFS serves as the investment adviser for the fund.

Portfolio Manager(s)

Portfolio Manager	Since	Title
Philipp Burgener	2017	Investment Officer of MFS
Alexander Mackey	2017	Investment Officer of MFS

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the NYSE) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

Purchases of Class B and Class 529B shares are closed to new and existing investors except through reinvestment of dividends and capital gain distributions. Existing investors may continue to exchange their Class B or Class 529B shares for the same share class of another MFS fund.

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of the fund and/or the servicing of shareholder accounts.

MFS Limited Maturity Fund

These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s website for more information.